Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future Minimum Rental Obligations Under Non-cancelable Operating Leases

Future minimum rental obligations under non-cancelable operating leases, as of December 31, 2015, are payable as follows:

(in millions)
2016	$14.2
2017	10.1
2018	7.6
2019	5.6
2020	3.8
Thereafter	0.9

Total	$42.2